GENERAL (Details Narrative) - USD ($)				12 Months Ended
	Apr. 04, 2024	Mar. 21, 2024	Feb. 09, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2024	Jul. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss				$ 11,755,000	$ 7,825,000	$ 4,581,000
Net cash provided by used in operating activities				$ 12,232,000	$ 10,547,000	$ 6,085,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity reverse stock split		the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665
Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for merger	$ 10,000,000
Business Combination Agreement [Member] | Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination contingent consideration arrangements description				The Company’s shareholders prior to the closing are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones (hereinafter - “the Earnout Rights”) (based on share price) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing company Shareholders on April 4, 2024. The Earnout Rights may be converted into ZOOZ ordinary shares within 5 years from the lapse of the first quarter following the Closing Upon meeting the applicable milestones.
Subscription Agreements [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of purchase of shares			1,300,000
Share price			$ 10.00
Gross proceeds from purchase of shares			$ 13,000,000
Business Combination Agreements [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants							$ 1.18961
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment ownership percentage								100.00%